Prospectus Supplement                                           220073   11/04
dated November 12, 2004 to:
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PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
Prospectuses dated December 30, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio.  Their experience as investment professionals over at least the last five years is shown.
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Portfolio leader         Since    Experience
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Joseph P. Joseph         1999     1994 - Present            Putnam Management
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Portfolio members        Since    Experience
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Fabrice Bay              2001     2001 - Present            Putnam Management
                                  Prior to April 2001       Deutsche Bank
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Randy Farina             2004     1997 - Present            Putnam Management
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John A. Ferry            2003     1998 - Present            Putnam Management
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Karan Sodhi              2004     2000 - Present            Putnam Management
                                  Prior to November 2000    Stephens, Inc.
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